UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia ETF Trust
(formerly, Grail Advisors ETF Trust)

Semiannual Report for the Period Ended April 30, 2011

>  Columbia Concentrated Large Cap Value Strategy Fund
(formerly, Grail American Beacon Large Cap Value ETF)

>  Columbia Core Bond Strategy Fund
(formerly, Grail McDonnell Core Taxable Bond ETF)

>  Columbia Growth Equity Strategy Fund
(formerly, RP Growth ETF)

>  Columbia Intermediate Municipal Bond Strategy Fund
(formerly, Grail McDonnell Intermediate Municipal Bond ETF)

>  Columbia Large-Cap Growth Equity Strategy Fund
(formerly, RP Focused Large Cap Growth ETF)

Not FDIC insured • No bank guarantee • May lose value

PRESIDENT'S MESSAGE

DEAR SHAREHOLDERS,

On May 20, 2011, the acquisition of Grail Advisors, LLC and its exchange-traded fund (ETF) business, the Grail Advisors Actively Managed ETFs (the "Funds"), by Columbia Management Investment Advisers, LLC ("Columbia") was completed. With the closing of the acquisition and the approval by shareholders of new Investment Management Services Agreements, Columbia now serves as the Investment Manager for the Funds.

As a result of the acquisition, the Funds have been renamed:

from	to
Grail American Beacon Large Cap Value ETF	Columbia Concentrated Large Cap Value Strategy Fund

Grail McDonnell Core Taxable Bond ETF	Columbia Core Bond Strategy Fund

Grail McDonnell Intermediate Municipal Bond ETF	Columbia Intermediate Municipal Bond Strategy Fund

RP Focused Large Cap Growth ETF	Columbia Large-Cap Growth Equity Strategy Fund

RP Growth ETF	Columbia Growth Equity Strategy Fund

If you wish to contact Columbia regarding your investment in the Funds, please:

Call:  800.774.3768

Write:  225 Franklin Street
Boston, Massachusetts 02110

Visit us online:  columbiamanagementETF.com

We are very pleased and excited by the addition of these Funds to the extensive lineup of Columbia investment products and services. We are committed to Grail Advisors' goal to bring traditional, active fund management to the ETF marketplace, and we hope to make the transition as seamless as possible for you, the shareholders.

We thank you for your support.

J. Kevin Connaughton
President, Exchange Traded Funds

SHAREHOLDER EXPENSE EXAMPLES (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid for the Period 11/1/10 to 4/30/11" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Annualized Expense Ratios for the Period 11/1/2010 to 4/30/2011*	Expenses Paid for the Period 11/1/2010 to 4/30/2011†
Grail American Beacon Large Cap Value ETF
Actual	$1,000.00	$1,140.21	0.79%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	0.79%	$3.96
RP Growth ETF
Actual	$1,000.00	$1,135.99	0.89%	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	0.89%	$4.46
RP Focused Large Cap Growth ETF
Actual	$1,000.00	$1,117.83	0.89%	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	0.89%	$4.46
Grail McDonnell Intermediate Municipal Bond ETF
Actual	$1,000.00	$1,000.47	0.35%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
Grail McDonnell Core Taxable Bond ETF
Actual	$1,000.00	$1,001.50	0.35%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

* Expense ratios reflect expense caps through the period ended April 30, 2011.

† Expenses are calculated using the Fund's annualized expense ratio, multipled by the ending account value for the period, multipled by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the Manager not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distribution of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2011.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV		Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Grail American Beacon Large Cap Value ETF
May 1, 2009 - April 30, 2011	1-49.9	281	55.86%	213	42.34%
	50-99.9	1	0.20%	2	0.40%
	100-199.9	1	0.20%	1	0.20%
	>200	2	0.40%	2	0.40%
	Total	285	56.66%	218	43.34%
RP Growth ETF
October 2, 2009 - April 30, 2011	1-49.9	201	50.63%	168	42.33%
	50-99.9	22	5.54%	2	0.50%
	100-199.9	1	0.25%	1	0.25%
	>200	2	0.50%	0	0.00%
	Total	226	56.92%	171	43.08%

		Market Price Above or Equal to NAV		Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
RP Focused Large Cap Growth ETF
October 2, 2009 - April 30, 2011	1-49.9	268	67.51%	114	28.72%
	50-99.9	8	2.02%	2	0.50%
	100-199.9	2	0.50%	0	0.00%
	>200	2	0.50%	1	0.25%
	Total	280	70.53%	117	29.47%
Grail McDonnell Intermediate Municipal Bond ETF
January 29, 2010 - April 30, 2011	1-49.9	3	0.95%	185	58.54%
	50-99.9	0	0.00%	15	4.75%
	100-199.9	0	0.00%	109	34.49%
	>200	0	0.00%	4	1.27%
	Total	3	0.95%	313	99.05%
Grail McDonnell Core Taxable Bond ETF
January 29, 2010 - April 30, 2011	1-49.9	36	11.39%	169	53.48%
	50-99.9	0	0.00%	107	33.86%
	100-199.9	0	0.00%	4	1.27%
	>200	0	0.00%	0	0.00%
	Total	36	11.39%	280	88.61%

GRAIL AMERICAN BEACON LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.1%
Automobiles & Components—1.9%
General Motors Co.*	486	$15,596
Johnson Controls, Inc.	418	17,138
Magna International, Inc. (Canada)	361	18,501
Toyota Motor Corp. (Japan)(a)	160	12,749
Total Automobiles & Components		63,984
Banks—6.3%
Fifth Third Bancorp	921	12,222
First Horizon National Corp.	1,161	12,713
KeyCorp	1,379	11,956
PNC Financial Services Group, Inc.	680	42,391
SunTrust Banks, Inc.	927	26,132
Wells Fargo & Co.	3,611	105,116
Zions Bancorporation	180	4,401
Total Banks		214,931
Capital Goods—7.6%
3M Co.	354	34,412
Boeing Co.	310	24,732
Cummins, Inc.	102	12,258
Embraer SA (Brazil)(a)	462	15,006
General Electric Co.	1,113	22,761
Huntington Ingalls Industries, Inc.*	64	2,560
Lockheed Martin Corp.	709	56,188
Northrop Grumman Corp.	432	27,480
PACCAR, Inc.	867	46,046
Tyco International Ltd. (Switzerland)	334	16,279
Total Capital Goods		257,722
Commercial & Professional Services—0.1%
R.R. Donnelley & Sons Co.	228	4,300
Consumer Services—0.4%
McDonald's Corp.	182	14,252
Diversified Financials—10.8%
Bank of America Corp.	8,661	106,357
Bank of New York Mellon Corp.	182	5,271
Capital One Financial Corp.	424	23,206
Citigroup, Inc.*	9,961	45,721
Goldman Sachs Group, Inc.	134	20,235
JPMorgan Chase & Co.	2,778	126,760
Morgan Stanley	1,547	40,454
Total Diversified Financials		368,004
Energy—11.5%
BP PLC (United Kingdom)(a)	1,553	71,656
Chevron Corp.	514	56,252
Cobalt International Energy, Inc.*	603	8,442
ConocoPhillips	1,453	114,685
Exxon Mobil Corp.	360	31,680
Royal Dutch Shell PLC Class B (United Kingdom)(a)	948	74,285

Investments	Shares	Value
Total SA (France)(a)	356	$22,866
Transocean Ltd. (Switzerland)*	168	12,222
Total Energy		392,088
Food & Staples Retailing—3.1%
CVS Caremark Corp.	1,095	39,683
Safeway, Inc.	700	17,017
Wal-Mart Stores, Inc.	867	47,667
Total Food & Staples Retailing		104,367
Food, Beverage & Tobacco—2.4%
Altria Group, Inc.	560	15,030
Kraft Foods, Inc. Class A	418	14,036
PepsiCo, Inc.	781	53,803
Total Food, Beverage & Tobacco		82,869
Health Care Equipment & Services—0.4%
Covidien PLC (Ireland)	234	13,031
Household & Personal Products—0.3%
Kimberly-Clark Corp.	134	8,852
Insurance—8.4%
ACE Ltd. (Switzerland)	364	24,479
Allstate Corp.	1,689	57,156
Genworth Financial, Inc. Class A*	1,974	24,063
Hartford Financial Services Group, Inc.	1,145	33,171
Lincoln National Corp.	755	23,579
MetLife, Inc.	1,359	63,588
Prudential Financial, Inc.	210	13,318
Travelers Cos., Inc.	274	17,339
XL Group PLC (Ireland)	1,255	30,647
Total Insurance		287,340
Materials—4.5%
Celanese Corp. Series A	298	14,876
Cliffs Natural Resources, Inc.	420	39,362
Dow Chemical Co.	619	25,373
International Paper Co.	1,501	46,351
Newmont Mining Corp.	280	16,411
PPG Industries, Inc.	94	8,899
Total Materials		151,272
Media—1.6%
Comcast Corp. Class A	1,123	27,570
Interpublic Group of Cos., Inc.	699	8,213
Time Warner Cable, Inc.	244	19,064
Total Media		54,847
Pharmaceuticals, Biotechnology & Life Sciences—9.0%
Amgen, Inc.*	470	26,719
Eli Lilly & Co.	1,015	37,565
Johnson & Johnson	801	52,642
Merck & Co., Inc.	2,554	91,816

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2011 (unaudited)

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—9.0% (continued)
Novartis AG (Switzerland)(a)	651	$38,520
Pfizer, Inc.	2,752	57,682
Total Pharmaceuticals, Biotechnology & Life Sciences		304,944
Real Estate—1.5%
Annaly Capital Management, Inc.	1,748	31,184
Chimera Investment Corp.	4,704	19,051
Total Real Estate		50,235
Retailing—5.5%
Abercrombie & Fitch Co. Class A	300	21,240
Best Buy Co., Inc.	520	16,234
Gap, Inc.	2,776	64,514
Home Depot, Inc.	587	21,801
J.C. Penney Co., Inc.	1,042	40,065
RadioShack Corp.	961	15,194
Target Corp.	174	8,544
Total Retailing		187,592
Semiconductors & Semiconductor Equipment—3.3%
ASML Holding NV (Netherlands)	260	10,858
Intel Corp.	2,338	54,218
Micron Technology, Inc.*	2,883	32,549
Texas Instruments, Inc.	420	14,923
Total Semiconductors & Semiconductor Equipment		112,548
Software & Services—5.1%
CA, Inc.	1,956	48,098
International Business Machines Corp.	238	40,598
MasterCard, Inc. Class A	20	5,518
Microsoft Corp.	2,676	69,630
Oracle Corp.	251	9,049
Total Software & Services		172,893
Technology Hardware & Equipment—6.1%
Apple, Inc.*	90	31,341
Avnet, Inc.*	520	18,886
Cisco Systems, Inc.	1,681	29,518
Hewlett-Packard Co.	2,414	97,453
TE Connectivity Ltd. (Switzerland)	849	30,437
Total Technology Hardware & Equipment		207,635
Telecommunication Services—4.5%
AT&T, Inc.	1,581	49,201
Vodafone Group PLC (United Kingdom)(a)	3,601	104,861
Total Telecommunication Services		154,062

Investments	Shares	Value
Transportation—0.7%
FedEx Corp.	242	$23,152
Utilities—4.1%
Edison International	717	28,157
Exelon Corp.	1,293	54,500
PPL Corp.	617	16,924
Public Service Enterprise Group, Inc.	1,267	40,759
Total Utilities		140,340
TOTAL COMMON STOCKS (Cost $3,119,065)		3,371,260
PREFERRED STOCKS—0.8%
Consumer Discretionary—0.8%
General Motors Co.* (Cost $27,453)	560	27,894
SHORT TERM INVESTMENT—3.5%
Bank Deposit—3.5%
Bank of New York Cash Reserve 0.01%† (Cost $119,932)	119,932	119,932
Total Investments—103.4% (Cost $3,266,450)		3,519,086
Liabilities in Excess of Other Assets—(3.4)%		(114,567)
Net Assets—100.0%		$3,404,519

Sector Allocations

Sector	Percentage of Net Assets
Financials	27.0%
Information Technology	14.5%
Energy	11.5%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.4%
Consumer Staples	5.8%
Telecommunication Services	4.5%
Materials	4.5%
Utilities	4.1%
Short Term Investment	3.5%
Total Investments	103.4%
Liabilities in Excess of Other Assets	-3.4%
Net Assets	100.0%

* Non-income producing security.

(a) American Depositary Receipts.

† Represents average annualized seven-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

RP GROWTH ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.4%
Consumer Discretionary—20.1%
Amazon.com, Inc.*	447	$87,835
Carnival Corp.	3,914	149,006
Discovery Communications, Inc. Class C*	2,732	107,805
Dollar Tree, Inc.*	4,336	249,320
Las Vegas Sands Corp.*	1,729	81,281
McDonald's Corp.	817	63,979
Priceline.com, Inc.*	154	84,240
Walt Disney Co. (The)	2,571	110,810
Yum! Brands, Inc.	1,483	79,548
Total Consumer Discretionary		1,013,824
Energy—4.8%
Devon Energy Corp.	569	51,779
SandRidge Energy, Inc.*	3,950	48,822
Southwestern Energy Co.*	1,939	85,044
Ultra Petroleum Corp.*	1,111	56,428
Total Energy		242,073
Financials—25.6%
American Express Co.	3,403	167,019
Apollo Global Management LLC Class A*	3,320	60,026
Blackstone Group LP (The)*	7,920	150,005
Charles Schwab Corp. (The)	4,475	81,937
CME Group, Inc.	573	169,476
Goldman Sachs Group, Inc. (The)	717	108,274
IntercontinentalExchange, Inc.*	642	77,265
KKR & Co. LP*	7,856	148,950
T. Rowe Price Group, Inc.	1,829	117,513
TD Ameritrade Holding Corp.	5,500	118,470
Visa, Inc. Class A	1,176	91,869
Total Financials		1,290,804
Health Care—9.0%
Edwards Lifesciences Corp.*	683	58,977
Express Scripts, Inc.*	2,043	115,920
Intuitive Surgical, Inc.*	328	114,702
Laboratory Corp. of America Holdings*	733	70,712
Perrigo Co.	996	89,998
Total Health Care		450,309
Industrials—6.5%
C.H. Robinson Worldwide, Inc.	647	51,877
Expeditors International of Washington, Inc.	1,067	57,906
Goodrich Corp.	648	57,264
Precision Castparts Corp.	369	57,018
Stericycle, Inc.*	582	53,125
United Parcel Service, Inc. Class B	662	49,630
Total Industrials		326,820

Investments	Shares	Value
Information Technology—25.4%
Apple, Inc.*	460	$160,186
Cognizant Technology Solutions Corp. Class A*	975	80,827
eBay, Inc.*	3,519	121,054
EMC Corp.*	3,295	93,380
Equinix, Inc.*	2,423	243,899
Genpact Ltd.	3,185	51,247
Google, Inc. Class A*	250	136,025
Mastercard, Inc. Class A	258	71,180
QUALCOMM, Inc.	2,758	156,765
Salesforce.com, Inc.*	386	53,499
Trimble Navigation Ltd.*	1,218	57,051
VeriFone Systems, Inc.*	940	51,531
Total Information Technology		1,276,644
Materials—3.2%
Monsanto Co.	1,548	105,326
Praxair, Inc.	523	55,657
Total Materials		160,983
Telecommunication Services—4.8%
American Tower Corp. Class A*	1,607	84,062
Crown Castle International Corp.*	1,915	82,077
SBA Communications Corp. Class A*	1,978	76,410
Total Telecommunication Services		242,549
TOTAL COMMON STOCKS (Cost $3,985,331)		5,004,006
SHORT TERM INVESTMENT—1.8%
Bank Deposit—1.8%
Bank of New York Cash Reserve 0.01%† (Cost $92,220)	92,220	92,220
Total Investments—101.2% (Cost $4,077,551)		5,096,226
Liabilities in Excess of Other Assets—(1.2)%		(59,569)
Net Assets—100.0%		$5,036,657

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2011 (unaudited)

Sector Allocations

Sector	Percentage of Net Assets
Financials	25.6%
Information Technology	25.4%
Consumer Discretionary	20.1%
Health Care	9.0%
Industrials	6.5%
Telecommunication Services	4.8%
Energy	4.8%
Materials	3.2%
Short Term Investment	1.8%
Total Investments	101.2%
Liabilities in Excess of Other Assets	-1.2%
Net Assets	100.0%

* Non-income producing security.

† Represents average annualized seven-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

RP FOCUSED LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (unaudited)

Investments	Shares	Value
COMMON STOCKS—96.4%
Consumer Discretionary—2.3%
Amazon.com, Inc.*	1,338	$262,917
Financials—28.0%
American Express Co.	13,413	658,310
Berkshire Hathaway, Inc. Class B*	8,353	695,805
Goldman Sachs Group, Inc. (The)	2,961	447,141
U.S. Bancorp	21,359	551,489
Visa, Inc. Class A	11,484	897,130
Total Financials		3,249,875
Health Care—30.7%
Express Scripts, Inc.*	15,462	877,314
Gilead Sciences, Inc.*	15,992	621,129
Intuitive Surgical, Inc.*	1,228	429,431
Perrigo Co.	5,344	482,884
Teva Pharmaceutical Industries Ltd.(a)	12,470	570,253
Varian Medical Systems, Inc.*	8,184	574,517
Total Health Care		3,555,528
Industrials—6.3%
Jacobs Engineering Group, Inc.*	8,092	401,444
Stericycle, Inc.*	3,599	328,517
Total Industrials		729,961
Information Technology—29.1%
Apple, Inc.*	2,966	1,032,850
Cognizant Technology Solutions Corp. Class A*	4,634	384,158
EMC Corp.*	20,400	578,136
Google, Inc. Class A*	1,548	842,267
QUALCOMM, Inc.	9,428	535,888
Total Information Technology		3,373,299
TOTAL COMMON STOCKS (Cost $9,588,246)		11,171,580

Investments	Shares	Value
SHORT TERM INVESTMENT—5.9%
Bank Deposit—5.9%
Bank of New York Cash Reserve 0.01%† (Cost $686,959)	686,959	$686,959
Total Investments—102.3% (Cost $10,275,205)		11,858,539
Liabilities in Excess of Other Assets—(2.3)%		(268,204)
Net Assets—100.0%		$11,590,335

Sector Allocations

Sector	Percentage of Net Assets
Health Care	30.7%
Information Technology	29.1%
Financials	28.0%
Industrials	6.3%
Consumer Discretionary	2.3%
Short Term Investment	5.9%
Total Investments	102.3%
Liabilities in Excess of Other Assets	-2.3%
Net Assets	100.0%

* Non-income producing security.

(a) American Depositary Receipts.

† Represents average annualized seven-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (unaudited)

Investments	Principal Amount	Value
MUNICIPAL BONDS—97.4%
Alaska—8.8%
Alaska Industrial Development & Export Authority Revolving Fund Series A 5.000%, 04/01/19	$100,000	$111,076
Alaska International Airports System Series B 5.000%, 10/01/14	100,000	110,252
North Slope Borough of Alaska Series A 5.000%, 06/30/15	100,000	113,615
North Slope Borough of Alaska Series A 5.000%, 06/30/17	100,000	113,689
Total Alaska		448,632
Arizona—4.7%
City of Scottsdale 5.000%, 07/01/24	210,000	236,151
California—5.3%
California State Economic Recovery Series A 5.000%, 07/01/22	100,000	106,242
San Diego Public Facilities Financing Authority Sewer Revenue Series A 5.000%, 05/15/24	150,000	161,174
Total California		267,416
Colorado—4.3%
Colorado Department of Transportation Revenue Series B 5.500%, 06/15/15	100,000	116,203
Denver Colorado City & County Airport Revenue System Series A 5.000%, 11/15/23	100,000	104,010
Total Colorado		220,213
Florida—8.0%
Citizens Property Insurance Corp. 5.500%, 06/01/17	150,000	161,269
Orlando Utilities Commission Utility System Revenue Series B 5.000%, 10/01/23	100,000	109,198
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group 5.000%, 08/15/14	125,000	135,933
Total Florida		406,400

Investments	Principal Amount	Value
Hawaii—2.3%
State of Hawaii 5.000%, 11/01/16	$100,000	$116,320
Illinois—1.9%
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A 5.500%, 08/15/24	100,000	97,239
Indiana—4.3%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group B 5.000%, 02/15/16	100,000	107,045
IPS Multi-School Building Corp Indiana First Mortgage 5.250%, 01/15/17	100,000	110,180
Total Indiana		217,225
Maryland—3.5%
County of Howard 5.000%, 02/15/21	150,000	176,868
Massachusetts—2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B 4.750%, 09/01/23	100,000	106,612
Michigan—4.2%
Michigan Municipal Bond Authority Clean Water Revolving Fund 5.000%, 10/01/24	200,000	214,118
Missouri—3.6%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Series A 5.000%, 01/01/16	165,000	180,744
New Jersey—4.4%
New Jersey Transportation Trust Fund Authority Transportation System Series B 5.500%, 12/15/19	100,000	109,765
New Jersey Transportation Trust Fund Authority Transportation System Series A 5.500%, 12/15/15	100,000	111,791
Total New Jersey		221,556

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2011 (unaudited)

Investments	Principal Amount	Value
New Mexico—2.2%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund 5.250%, 06/15/18	$100,000	$113,436
New York—6.6%
New York City General Obligation Series C 5.000%, 08/01/15	100,000	113,272
New York State Thruway Authority Series H 5.000%, 01/01/22	100,000	106,632
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A 5.000%, 03/15/18	100,000	116,498
Total New York		336,402
North Carolina—3.3%
Charlotte, North Carolina Airport Revenue Series B 5.000%, 07/01/16	150,000	169,200
Oklahoma—2.2%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A 5.000%, 01/01/23	100,000	109,940
Oregon—4.6%
City of Salem 5.000%, 06/01/16	200,000	231,430
Pennsylvania—2.1%
Pennsylvania Higher Educational Facilities Authority Revenue Temple University First Series A 5.000%, 04/01/13	100,000	106,794
Texas—6.7%
Harris Country, Texas Series C 5.000%, 08/15/22	100,000	111,458
Leander Independent School District 5.250%, 08/15/17	100,000	118,700
Lower Colorado River Authority Texas Revenue 5.000%, 05/15/22	100,000	108,237
Total Texas		338,395

Investments	Principal Amount	Value
Washington—10.3%
Energy Northwest Electric Revenue Columbia Generating Series A 5.000%, 07/01/22	$185,000	$199,251
Energy Northwest Electric Revenue Columbia Station Series A 5.000%, 07/01/22	75,000	85,162
FYI Properties Washington Lease Revenue Washington State District Project 5.000%, 06/01/22	100,000	106,769
Port of Seattle Revenue 5.500%, 09/01/20	115,000	129,742
Total Washington		520,924
Wisconsin—2.0%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc. 5.250%, 04/15/24	100,000	99,440
TOTAL MUNICIPAL BONDS (Cost $4,898,715)		4,935,455
	Shares
SHORT TERM INVESTMENT—2.0%
Bank Deposit—2.0%
Bank of New York Cash Reserve 0.01%† (Cost 101,924)	101,924	101,924
Total Investments—99.4% (Cost 4,971,237)		5,037,379
Other Assets in Excess of Liabilities—0.6%		28,982
Net Assets—100.0%		$5,066,361

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2011 (unaudited)

State Allocations

State	Percentage of Net Assets
Washington	10.3%
Alaska	8.8%
Florida	8.0%
Texas	6.7%
New York	6.6%
California	5.3%
Arizona	4.7%
Oregon	4.6%
New Jersey	4.4%
Colorado	4.3%
Indiana	4.3%
Michigan	4.2%
Missouri	3.6%
Maryland	3.5%
North Carolina	3.3%
Hawaii	2.3%
New Mexico	2.2%
Oklahoma	2.2%
Pennsylvania	2.1%
Massachusetts	2.1%
Wisconsin	2.0%
Illinois	1.9%
Short Term Investment	2.0%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Net Assets	100.0%

† Represents average annualized seven-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

GRAIL McDONNELL CORE TAXABLE BOND ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—41.8%
Fannie Mae—20.7%
2.375%, 07/28/15	$100,000	$102,621
4.500%, 02/01/22	31,264	33,133
3.500%, 01/25/24	87,617	90,908
5.000%, 03/01/24	14,292	15,271
4.000%, 03/01/26	74,674	77,615
6.500%, 03/01/35	6,347	7,159
5.500%, 04/01/38	104,820	112,941
6.500%, 09/01/38	51,556	58,046
4.500%, 08/01/39	167,653	172,803
4.000%, 09/01/39	23,257	23,189
6.000%, 09/01/39	74,811	81,931
5.000%, 10/01/39	77,464	81,865
4.000%, 03/01/41	99,819	99,497
4.500%, 03/01/41	99,859	102,927
Total Fannie Mae		1,059,906
Freddie Mac Gold—14.2%
2.500%, 05/27/16	200,000	203,380
3.750%, 03/27/19	100,000	104,688
3.500%, 09/15/24	23,051	23,768
3.500%, 01/15/25	34,094	35,364
5.500%, 05/01/35	104,761	113,155
6.500%, 08/01/38	14,091	15,839
6.000%, 10/01/38	55,538	60,719
5.000%, 02/01/40	159,108	168,048
Total Freddie Mac		724,961
Ginnie Mae—6.9%
4.549%, 06/16/28	25,000	26,593
2.210%, 01/16/32	34,855	35,276
4.298%, 03/16/32	50,000	52,097
1.883%, 04/16/32	34,814	34,964
1.852%, 07/16/32	24,553	24,636
4.500%, 06/16/34	40,278	43,068
2.210%, 12/16/35	49,903	50,469
2.169%, 11/16/37	24,718	24,723
6.000%, 12/15/37	20,679	22,878
5.000%, 02/15/40	36,415	39,071
Total Ginnie Mae		353,775
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,116,589)		2,138,642
U.S. GOVERNMENT OBLIGATIONS—22.5%
U.S. Treasury Bond—1.6%
4.375%, 02/15/38	80,000	79,962

Investments	Principal Amount	Value
U.S. Treasury Inflation Indexed Notes—4.3%
2.000%, 01/15/14	$10,000	$13,185
1.625%, 01/15/18	130,000	151,343
3.875%, 04/15/29	30,000	55,434
Total U.S. Treasury Inflation Indexed Notes		219,962
U.S. Treasury Notes—16.7%
4.625%, 02/15/17	425,000	479,387
3.125%, 05/15/19	225,000	228,199
6.250%, 08/15/23	115,000	144,433
Total U.S. Treasury Notes		852,019
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,110,255)		1,151,943
CORPORATE BONDS—21.8%
Basic Materials—0.8%
Dow Chemical Co. 8.550%, 05/15/19	30,000	38,522
Communications—3.2%
American Tower Corp. 5.050%, 09/01/20	20,000	19,670
AT&T, Inc. 5.800%, 02/15/19	30,000	33,680
Cisco Systems, Inc. 4.450%, 01/15/20	30,000	31,262
Comcast Corp. 5.150%, 03/01/20	20,000	21,263
Telecom Italia Capital SA 6.175%, 06/18/14	30,000	32,743
Verizon Communications, Inc. 6.350%, 04/01/19	20,000	23,170
Total Communications		161,788
Consumer, Cyclical—1.2%
AutoZone, Inc. 5.750%, 01/15/15	30,000	33,360
Speedway Motorsports, Inc. 8.750%, 06/01/16	25,000	27,500
Total Consumer, Cyclical		60,680
Consumer, Non-cyclical—2.8%
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	30,000	33,038
BIO-RAD Laboratories, Inc. 4.875%, 12/15/20	30,000	30,075
Boston Scientific Corp. 6.250%, 11/15/15	15,000	16,539

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2011 (unaudited)

Investments	Principal Amount	Value
Consumer, Non-cyclical—2.8% (continued)
McKesson Corp. 3.250%, 03/01/16	$30,000	$30,693
Teva Pharmaceutical Finance III LLC 3.000%, 06/15/15	30,000	30,677
Total Consumer, Non-cyclical		141,022
Energy—0.3%
Petrobras International Finance Co. 5.875%, 03/01/18	15,000	16,077
Financial—8.5%
ACE INA Holdings, Inc. 5.700%, 02/15/17	30,000	33,496
Caterpillar Financial Services Corp. 5.450%, 04/15/18	30,000	33,813
Citigroup, Inc. 6.125%, 11/21/17	40,000	44,412
Credit Suisse AG 5.400%, 01/14/20	30,000	30,996
Discover Financial Services 6.450%, 06/12/17	10,000	11,108
General Electric Capital Corp. 4.375%, 09/16/20	40,000	39,528
Goldman Sachs Group, Inc. 6.000%, 06/15/20	30,000	32,523
Jefferies Group, Inc. 6.875%, 04/15/21	20,000	21,964
JPMorgan Chase & Co. 5.150%, 10/01/15	40,000	43,406
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	40,000	44,644
MetLife, Inc. 6.400%, 12/15/36	40,000	40,201
Morgan Stanley 4.750%, 04/01/14	40,000	42,107
Willis North America, Inc. 7.000%, 09/29/19	15,000	16,418
Total Financial		434,616
Industrial—3.0%
Ball Corp. 7.125%, 09/01/16	15,000	16,425
Burlington Northern Santa Fe LLC 5.650%, 05/01/17	30,000	33,896
CSX Corp. 7.375%, 02/01/19	30,000	36,654
Jabil Circuit, Inc. 7.750%, 07/15/16	30,000	34,200
Waste Management, Inc. 4.750%, 06/30/20	30,000	30,954
Total Industrial		152,129

Investments	Principal Amount	Value
Technology—0.7%
Oracle Corp. 6.500%, 04/15/38	$30,000	$34,774
Utilities—1.5%
Entergy Gulf States Louisiana LLC 3.950%, 10/01/20	10,000	9,492
MidAmerican Energy Holdings Co. 5.750%, 04/01/18	14,000	15,715
Sierra Pacific Power Co. 6.000%, 05/15/16	15,000	17,079
Southern Power Co. 4.875%, 07/15/15	30,000	32,497
Total Utilities		74,783
TOTAL CORPORATE BONDS (Cost $1,088,452)		1,114,571
ASSET BACKED SECURITIES—3.9%
Honda Auto Receivables Owner Trust 1.98%, 5/23/16	25,000	25,477
Hyundai Auto Receivables Trust 2.450%, 12/15/16	25,000	25,602
Mercedes-Benz Auto Receivables Trust 2.14%, 08/15/16	25,000	25,584
Nissan Auto Receivables Owner Trust 0.87%, 07/15/14	25,000	25,001
Small Business Administration Participation Certificates 3.920%, 10/01/29	44,729	45,934
Toyota Auto Receivables Owner Trust 0.98%, 10/15/14	25,000	25,072
Volkswagen Auto Loan Enhanced Trust 1.98%, 09/20/17	25,000	25,150
TOTAL ASSET BACKED SECURITIES (Cost $194,431)		197,820
MUNICIPAL BONDS—1.0%
Illinois—0.6%
Greater Chicago Metropolitan Water Reclamation District 5.720%, 12/01/38	30,000	30,856
Ohio—0.4%
Bowling Green State University Ohio General Receipts 5.080%, 06/01/18	20,000	20,868
TOTAL MUNICIPAL BONDS (Cost $50,769)		51,724

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2011 (unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS—3.0%
iShares IBoxx $ High Yield Corporate Bond Fund	825	$76,601
SPDR Barclays Capital High Yield Bond ETF	1,810	74,029
TOTAL EXCHANGE TRADED FUNDS (Cost $145,598)		150,630
SHORT TERM INVESTMENT—6.0%
Bank Deposit—6.0%
Bank of New York Cash Reserve 0.01%† (Cost $306,597)	306,597	306,597
Total Investments—100.0% (Cost $5,028,134)		5,111,927
Liabilities in Excess of Other Assets—0.0%*		(675)
Net Assets—100.0%		$5,111,252

Security Allocations

Security Type	Percentage of Net Assets
U.S. Government Agency Obligations	41.8%
U.S. Government Obligations	22.5%
Corporate Bonds	21.8%
Asset Backed Securities	3.9%
Exchange Traded Funds	3.0%
Municipal Bonds	1.0%
Short Term Investment	6.0%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%*
Net Assets	100.0%

† Represents average annualized seven-day yield as of April 30, 2011.

* Less Than 0.1%.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2011 (unaudited)

	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
ASSETS:
Investments, at cost:	$3,266,450	$4,077,551	$10,275,205	$4,971,237	$5,028,134
Investments, at fair value (Note 3)	3,519,086	5,096,226	11,858,539	5,037,379	5,111,927
Receivables:
Investment in securities sold	4,804	75,789	28,514	—	—
Due from manager	16,931	25,052	30,704	60,080	62,253
Dividends and interest receivable	1,729	1,305	2,425	61,476	34,707
Other Assets	212	473	1,151	202	207
Total Assets	3,542,762	5,198,845	11,921,333	5,159,137	5,209,094
LIABILITIES:
Payables:
Investment securities purchased	1,557	66,182	204,597	—	—
Compliance fees	22,219	12,403	12,285	8,936	8,925
Advisory fees	—	2,025	4,720	740	749
Trustee fees	3,898	1,712	1,535	4,362	4,660
Other accrued expenses	110,569	79,866	107,861	78,738	83,508
Total Liabilities	138,243	162,188	330,998	92,776	97,842
NET ASSETS	$3,404,519	$5,036,657	$11,590,335	$5,066,361	$5,111,252
NET ASSETS CONSIST OF:
Paid-in capital	$3,042,642	$3,882,525	$9,818,236	$4,985,227	$5,018,858
Undistributed (accumulated) net investment income (loss)	(28,685)	(2,545)	(16,941)	16,525	9,039
Undistributed (accumulated) net realized gain (loss) on investments	137,926	138,002	205,706	(1,533)	(438)
Net unrealized appreciation on investments	252,636	1,018,675	1,583,334	66,142	83,793
NET ASSETS	$3,404,519	$5,036,657	$11,590,335	$5,066,361	$5,111,252
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	100,022	150,010	350,010	100,010	100,010
Net asset value, per share	$34.04	$33.58	$33.11	$50.66	$51.11

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2011 (unaudited)

	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
INVESTMENT INCOME:
Dividends and interest income*	$19,856	$18,452	$27,997	$44,228	$53,259
EXPENSES:
Professional fees	24,210	41,197	63,011	26,491	27,425
Advisory fees	4,280	15,335	32,820	3,847	3,910
Administration fees	25,190	24,543	24,543	15,296	15,296
Organizational and offering fees	—	—	—	20,014	19,966
Shareholder reporting fees	4,492	4,174	16,193	2,396	2,226
Compliance fees	8,686	11,430	11,467	14,399	14,362
Trustees fees	1,566	5,760	12,353	2,517	2,535
Custody fees	8,397	3,320	1,860	1,168	3,746
Pricing fees	2,926	2,961	2,961	8,271	8,271
Transfer agent fees	4,143	3,946	3,946	2,402	2,402
Exchange listing fees	2,477	2,771	2,771	2,840	2,840
Insurance fees	1,672	2,810	4,158	2,568	2,576
Miscellaneous fees	202	229	289	202	202
Total Expenses	88,241	118,476	176,372	102,411	105,757
Less expense waivers/ reimbursements	(81,479)	(97,479)	(131,434)	(97,922)	(101,196)
Net Expenses	6,762	20,997	44,938	4,489	4,561
Net Investment Income (Loss)	13,094	(2,545)	(16,941)	39,739	48,698
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	$127,771	$159,373	$113,902	$(1,533)	$(438)
Net realized gain on in-kind transactions	10,237	—	118,126	—	—
Total realized gain (loss)	138,008	159,373	232,028	(1,533)	(438)
Change in net unrealized appreciation on investments	108,165	445,954	821,043	(9,750)	(28,877)
Net realized and unrealized gain (loss) on investments	246,173	605,327	1,053,071	(11,283)	(29,315)
Net increase in net assets resulting from operations	$259,267	$602,782	$1,036,130	$28,456	$19,383
* Net of foreign taxes withheld of:	$137	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Grail American Beacon Large Cap Value ETF		RP Growth ETF
	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,094	$35,936	$(2,545)	$(6,844)
Net realized gain (loss) on investments	138,008	285,537	159,373	(24,008)
Net change in unrealized appreciation on investments	108,165	1,035	445,954	568,844
Net increase in net assets resulting from operations	259,267	322,508	602,782	537,992
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(28,000)	(93,890)	—	(5,692)
Net realized gain	(159,093)	(72,720)	—	(8,664)
Total distributions	(187,093)	(166,610)	—	(14,356)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,498,888	192,367,175	—	23,438,166
Cost of shares redeemed	(25,836,233)	(193,887,221)	—	(22,040,502)
Net increase (decrease) in net assets resulting from shareholder transactions	1,662,655	(1,520,046)	—	1,397,664
Increase (decrease) in net assets	1,734,829	(1,364,148)	602,782	1,921,300
NET ASSETS:
Beginning of period	1,669,690	3,033,838	4,433,875	2,512,575
End of period	$3,404,519	$1,669,690	$5,036,657	$4,433,875
Including undistributed net investment income (loss) as follows:	$(28,685)	$(13,779)	$(2,545)	$—
CHANGES IN SHARES OUSTANDING:
Shares outstanding, beginning of period	50,022	100,022	150,010	100,010
Shares sold	800,000	6,050,000	—	850,000
Shares redeemed	(750,000)	(6,100,000)	—	(800,000)
Shares outstanding, end of period	100,022	50,022	150,010	150,010

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	RP Focused Large Cap Growth ETF		Grail McDonnell Intermediate Municipal Bond ETF
	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (unaudited)	For the Period January 29, 2010* Through October 31, 2010
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(16,941)	$(11,076)	$39,739	$78,160
Net realized gain (loss) on investments	232,028	(26,322)	(1,533)	17,053
Net change in unrealized appreciation on investments	821,043	762,892	(9,750)	75,892
Net increase in net assets resulting from operations	1,036,130	725,494	28,456	171,105
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(3,735)	(35,550)	(71,938)
Net realized gain	—	(9,647)	(17,053)	—
Total distributions	—	(13,382)	(52,603)	(71,938)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,197,720	12,713,559	2,504,677	7,552,749
Cost of shares redeemed	(1,530,276)	(7,048,047)	—	(5,066,085)
Net increase (decrease) in net assets resulting from shareholder transactions	1,667,444	5,665,512	2,504,677	2,486,664
Increase (decrease) in net assets	2,703,574	6,377,624	2,480,530	2,585,831
NET ASSETS:
Beginning of period	8,886,761	2,509,137	2,585,831	—
End of period	$11,590,335	$8,886,761	$5,066,361	$2,585,831
Including undistributed net investment income (loss) as follows:	$(16,941)	$—	$16,525	$12,336
CHANGES IN SHARES OUSTANDING:
Shares outstanding, beginning of period	300,010	100,010	50,010	—
Shares sold	100,000	450,000	50,000	150,010
Shares redeemed	(50,000)	(250,000)	—	(100,000)
Shares outstanding, end of period	350,010	300,010	100,010	50,010

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Grail McDonnell Core Taxable Bond ETF
	For the Six Months Ended April 30, 2011 (unaudited)	For the Period January 29, 2010* Through October 31, 2010
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$48,698	$93,850
Net realized gain (loss) on investments	(438)	19,157
Net change in unrealized appreciation on investments	(28,877)	112,670
Net increase in net assets resulting from operations	19,383	225,677
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(53,937)	(85,686)
Net realized gain	(19,157)	—
Total distributions	(73,094)	(85,686)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,538,550	5,008,022
Cost of shares redeemed	—	(2,521,600)
Net increase (decrease) in net assets resulting from shareholder transactions	2,538,550	2,486,422
Increase (decrease) in net assets	2,484,839	2,626,413
NET ASSETS:
Beginning of period	2,626,413	—
End of period	$5,111,252	$2,626,413
Including undistributed net investment income (loss) as follows:	$9,039	$14,278
CHANGES IN SHARES OUSTANDING:
Shares outstanding, beginning of period	50,010	—
Shares sold	50,000	100,010
Shares redeemed	—	(50,000)
Shares outstanding, end of period	100,010	50,010

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
APRIL 30, 2011

	Grail American Beacon Large Cap Value ETF
	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010	For the Period May 1, 2009[1] Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$33.38	$30.33	$25.00
Net investment income[2]	0.25	0.46	0.22
Net realized and unrealized gain on investments	4.15	4.26	5.11
Net increase in net assets resulting from operations	4.40	4.72	5.33
Less Distributions from:
Net investment income	(0.56)	(0.94)	—
Net realized gains	(3.18)	(0.73)	—
Total distribution to shareholders	(3.74)	(1.67)	—
Net asset value, end of period	$34.04	$33.38	$30.33
Total Return at NAV[3]	14.02%	15.99%	21.32%
Total Return at Market[3]	13.94%	16.30%	21.12%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,405	$1,670	$3,034
Ratios to average net assets of:
Expenses, net of expense waivers	0.79%[4]	0.79%	0.79%[4]
Expenses, prior to expense waivers	10.31%[4]	8.43%	12.10%[4]
Net investment income, net of waivers	1.53%[4]	1.44%	1.62%[4]
Portfolio turnover rate[5]	40%[6]	17%	18%[6]

1 Commencement of operations.

2 Based on average shares outstanding.

3 Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4 Annualized.

5 Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of a Fund's capital shares.

6 Not annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)
APRIL 30, 2011

	RP Growth ETF
	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010	For the Period October 2, 2009[1] Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$29.56	$25.12	$25.00
Net investment income (loss)[2]	(0.02)	(0.05)	—[3]
Net realized and unrealized gain on investments	4.04	4.64	0.12
Net increase in net assets resulting from operations	4.02	4.59	0.12
Less Distributions from:
Net investment income	—	(0.06)	—
Net realized gains	—	(0.09)	—
Total distribution to shareholders	—	(0.15)	—
Net asset value, end of period	$33.58	$29.56	$25.12
Total Return at NAV[4]	13.60%	18.29%	0.48%
Total Return at Market[4]	13.59%	18.24%	0.56%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$5,037	$4,434	$2,513
Ratios to average net assets of:
Expenses, net of expense waivers	0.89%[5]	0.89%	0.89%[5]
Expenses, prior to expense waivers	5.02%[5]	4.52%	17.21%[5]
Net investment loss, net of waivers	(0.11)%[5]	(0.18)%	(0.10)%[5]
Portfolio turnover rate[6]	43%[7]	46%	11%[7]

1 Commencement of operations.

2 Based on average shares outstanding.

3 Rounds to less than $0.01 per share.

4 Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5 Annualized.

6 Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of a Fund's capital shares.

7 Not annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)
APRIL 30, 2011

	RP Focused Large Cap Growth ETF
	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010	For the Period October 2, 2009[1] Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$29.62	$25.09	$25.00
Net investment income (loss)[2]	(0.05)	(0.06)	—[3]
Net realized and unrealized gain on investments	3.54	4.73	0.09
Net increase in net assets resulting from operations	3.49	4.67	0.09
Less Distributions from:
Net investment income	—	(0.04)	—
Net realized gains	—	(0.10)	—
Total distribution to shareholders	—	(0.14)	—
Net asset value, end of period	$33.11	$29.62	$25.09
Total Return at NAV[4]	11.78%	18.64%	0.36%
Total Return at Market[4]	11.82%	18.31%	0.64%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$11,590	$8,887	$2,509
Ratios to average net assets of:
Expenses, net of expense waivers	0.89%[5]	0.89%	0.89%[5]
Expenses, prior to expense waivers	3.49%[5]	3.57%	17.36%[5]
Net investment loss, net of waivers	(0.34)%[5]	(0.22)%	(0.08)%[5]
Portfolio turnover rate[6]	18%[7]	51%	6%[7]

1 Commencement of operations.

2 Based on average shares outstanding.

3 Rounds to less than $0.01 per share.

4 Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5 Annualized.

6 Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of a Fund's capital shares.

7 Not annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)
APRIL 30, 2011

	Grail McDonnell Intermediate Municipal Bond ETF		Grail McDonnell Core Taxable Bond ETF
	For the Six Months Ended April 30, 2011 (unaudited)	For the Period January 29, 2010[1] Through October 31, 2010	For the Six Months Ended April 30, 2011 (unaudited)	For the Period January 29, 2010[1] Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$51.71	$50.00	$52.52	$50.00
Net investment income[2]	0.75	1.09	0.92	1.39
Net realized and unrealized gain (loss) on investments	(0.75)	1.66	(0.87)	2.37
Total gain (loss) from investment operations	—	2.75	0.05	3.76
Less Distributions from:
Net investment income	(0.71)	(1.04)	(1.08)	(1.24)
Net realized gains	(0.34)	—	(0.38)	—
Total distribution to shareholders	(1.05)	(1.04)	(1.46)	(1.24)
Net asset value, end of period	$50.66	$51.71	$51.11	$52.52
Total Return at NAV[3]	0.05%	5.56%	0.15%	7.62%
Total Return at Market[3]	(1.24)%	5.22%	0.83%	6.87%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$5,066	$2,586	$5,111	$2,626
Ratios to average net assets of:
Expenses, net of expense waivers[4]	0.35%	0.35%	0.35%	0.35%
Expenses, prior to expense waivers[4]	7.99%	5.59%	8.11%	6.35%
Net investment income, net of waivers[4]	3.10%	2.84%	3.74%	3.60%
Portfolio turnover rate[5,6]	8%	92%	19%	123%

1 Commencement of operations.

2 Based on average shares outstanding.

3 Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4 Annualized.

5 Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of a Fund's capital shares.

6 Not annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011 (unaudited)

1. ORGANIZATION

Grail Advisors ETF Trust (the "Trust'') was organized as a Delaware statutory trust on December 7, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), which is currently comprised of five active funds (collectively, the "Funds" and each individually, a "Fund"): the Grail American Beacon Large Cap Value ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF. Operations commenced on May 1, 2009 for the Grail American Beacon Large Cap Value ETF; October 2, 2009 for RP Growth ETF and RP Focused Large Cap Growth ETF; and January 29, 2010 for Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF. Each Fund is a diversified fund with the exception of RP Focused Large Cap Growth ETF, which is a non-diversified fund. Please see Note 9—Subsequent Events, as the names of the Trust and Funds have changed.

On April 14, 2011, the members of Grail Advisors, LLC ("Grail" or the "Manager") entered into an agreement to sell all of the equity interests of Grail to Columbia Management Investment Advisers, LLC ("Columbia"), a wholly-owned subsidiary of Ameriprise Financial, Inc. At the closing of the transaction contemplated by that agreement, Columbia obtained control of Grail, resulting in the automatic termination of the Funds' advisory agreements with Grail and the automatic termination of the sub-advisory agreements between Grail and the different sub-advisers discussed in Note 3—Advisory Fees, Servicing Fees and Other Transactions. Please see Note 9—Subsequent Events, as the transaction between Grail and Columbia closed on May 20, 2011.

Set forth below is a brief description of each Fund during the period covered by this report. As noted in Note 9—Subsequent Events, on May 20, 2011, the transaction between Grail and Columbia closed. Accordingly, as of that date, the sub-advisers noted below no longer provide services to the Funds, and Columbia has, since May 20, 2011, served as the manager of each Fund (Columbia served as sub-adviser of the Grail American Beacon Large Cap Value ETF beginning April 30, 2011, before becoming manager on May 20, 2011). Columbia selects investments for each Fund using its own investment process, which will differ from the descriptions below.

The Grail American Beacon Large Cap Value ETF seeks long-term capital appreciation by investing at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts ("ADRs"), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").

RP Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that RiverPark Advisors, LLC ("RP"), the Fund's sub-adviser, believes have above-average growth prospects. RP uses a fundamental research-driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term, and seeks to buy stock in those companies at attractive valuations. The Fund may invest in companies of any market capitalization and in any industry. The Fund expects to invest primarily in the securities of U.S. companies, and may also invest in U.S. securities tied economically to foreign investments, such as ADRs.

RP Focused Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc. ("Wedgewood"), the Fund's sub-adviser, believes have above-average growth prospects. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. The Fund is non-diversified and expects to invest in a limited number of companies, generally holding securities of between 20 and 30 companies. The Fund expects to invest primarily in the securities of U.S. companies, and may also invest in U.S. securities tied economically to foreign investments, such as ADRs.

The Grail McDonnell Intermediate Municipal Bond ETF seeks a high level of current tax-exempt income and higher risk-adjusted returns relative to its benchmark. The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The Fund typically invests in municipal securities and invests under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes.

The Grail McDonnell Core Taxable Bond ETF seeks a high level of current income and higher risk-adjusted returns relative to its benchmark. The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities. The Fund will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust's Board of Trustees (the "Board"). The Net Asset Value ("NAV") per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund's NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Debt securities generally are valued by pricing services approved by the Board, based upon market transactions for normal, institutional-size trading units of similar securities. The pricing services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities are valued daily at the mean of the latest quoted bid and asked prices based upon over-the-counter or exchange quotations.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

Investment Income

Dividend income and corporate actions are recorded on the ex date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of the securities.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated based upon relative net assets or other such manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions to Shareholders

Each Fund pays dividends from its net investment income to shareholders at least annually. Each Fund distributes its net capital gains, if any, annually. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Indemnification

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund's property for all loss and expense of a Fund's shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust's obligations.

3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

During the period covered by this report, Grail had overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provided to the Funds, the Manager received a management fee based on a percentage of average daily net assets of each Fund. The Manager retained other investment managers, named below, to serve as the investment sub-adviser to each Fund. Out of the management fee, the Manager paid a sub-advisory fee. Each Fund is responsible for the payment of all other expenses associated with its operations, including, but not limited to: brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Trustees, fees and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

distribution of their prospectus and shareholder reports, and extraordinary expenses. Please see Note 9—Subsequent Events, as Columbia, and not Grail or the sub-advisers below, currently serves as each Fund's manager. In addition, as approved by shareholders of each Fund, management fees have changed from those described below. Please see Note 9 for the new fees.

For services provided, each Fund paid the Manager an annualized fee of: 0.50% for the Grail American Beacon Large Cap Value ETF; 0.65% for each of the RP Growth ETF and RP Focused Large Cap Growth ETF; and 0.30% for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF, based upon each Fund's average daily net assets.

The Trust and the Manager have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Manager has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses (based upon the Fund's average daily net assets) from exceeding the expense caps defined below:

Fund	Expense Cap
Grail American Beacon Large Cap Value ETF	0.79%
RP Growth ETF	0.89%
RP Focused Large Cap Growth ETF	0.89%
Grail McDonnell Intermediate Municipal Bond ETF	0.35%
Grail McDonnell Core Taxable Bond ETF	0.35%

RiverPark Advisors, LLC ("RP"), the sub-adviser for the RP Growth ETF and RP Focused Large Cap Growth ETF, agreed with the Manager to waive a portion of its fees and/or reimburse expenses to support the Manager's obligations under the Expense Cap.

McDonnell Investment Management, LLC ("McDonnell"), the sub-adviser for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF, agreed with the Manager to waive a portion of its fees and/or reimburse expenses to support the Manager's obligations under the Expense Cap.

The Manager may recoup fees waived or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

For the period ended October 31, 2009, year ended October 31, 2010 and period ended April 30, 2011, the Manager waived the following fees and/or reimbursed the following expenses, the recovery of which will expire in the corresponding fiscal years:

	Fiscal Year
Fund	2012		2013	2014
Grail American Beacon Large Cap Value ETF	$218,036	*	$226,521	$81,479
RP Growth ETF	34,921	*	139,292	97,479

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

	Fiscal Year
Fund	2012		2013	2014
RP Focused Large Cap Growth ETF	$34,926	*	$137,139	$131,434
Grail McDonnell Intermediate Municipal Bond ETF	—		134,368	97,922
Grail McDonnell Core Taxable Bond ETF	—		146,360	101,196

* Includes $35,914, $712 and $712 of expenses waived prior to fund inception for the Grail American Beacon Large Cap Value ETF, RP Growth ETF and RP Focused Large Cap Growth ETF, respectively.

During the period covered by this report, American Beacon Advisors, Inc. ("ABA") acted as primary sub-adviser of the Grail American Beacon Large Cap Value ETF. ABA provided or oversaw the provision of portfolio management services to the Fund. ABA developed the investment programs for the Fund, evaluated investment sub-advisers (subject to requisite approvals), recommended to the Manager allocations of assets among investment sub-advisers, monitored the investment sub-advisers' investment programs and results, invested the portion of Fund assets that the investment sub-advisers determined should be allocated to high quality short-term debt obligations, and to the extent that a Fund engaged in securities lending, oversaw the Fund's securities lending activities and actions taken by the securities lending agent. Pursuant to a Primary Investment Sub-Advisory Agreement between the Manager and ABA, ABA received fees from the Manager to provide the services described above. These fees were paid by the Manager out of the advisory fees it received from the Fund; they were not separately paid by the Fund.

The Grail American Beacon Large Cap Value ETF's assets were allocated among multiple investment sub-advisers: Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; and Metropolitan West Capital Management, LLC. Effective December 6, 2010, Metropolitan West Capital Management, LLC received notification from the Manager that it will no longer serve as a sub-advisor to the Grail American Beacon Large Cap Value ETF. With respect to any assets allocated to it, each investment sub-adviser had discretion to purchase and sell securities in accordance with the Fund's objectives, policies, restrictions and more specific policies provided by the Manager or ABA. Pursuant to an Investment Sub-Advisory Agreement among the Manager, ABA and the investment sub-adviser, an investment sub-adviser received fees from ABA to provide day-to-day investment advisory services to the Fund. These fees were paid out of the advisory fees the Manager received from the Fund; they were not separately paid by the Fund.

On April 30, 2011, the sub-advisory agreements for the Grail American Beacon Large Cap Value ETF with ABA and each of the investment sub-advisers terminated pursuant to their stated terms. The Board approved an interim sub-advisory agreement (the "Interim Agreement") for the Fund with Columbia, beginning on April 30, 2011. Pursuant to the Interim Agreement, Columbia received fees from Grail at an annual rate of 0.21% of the ETF's average daily net assets. These fees were paid out of the advisory fee Grail received from the Fund. Please see Note 9—Subsequent Events, as the Interim

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

Agreement terminated on May 20, 2011 upon approval of a New IMSA (as defined in Note 9). Columbia now serves as manager of the Grail American Beacon Large Cap Value ETF (under its new name).

During the period covered by this report, RP acted as primary sub-adviser of the RP Focused Large Cap Growth ETF and as the exclusive sub-adviser of the RP Growth ETF. Wedgewood served as sub-adviser of the RP Focused Large Cap Growth ETF. Pursuant to Sub-Advisory Agreements between the Manager and RP (with respect to the RP Growth ETF) and among the Manager, RP and Wedgewood (with respect to the RP Focused Large Cap Growth ETF) the sub-advisers were responsible for the day-to-day management of their respective Funds, subject to the supervision of the Manager and the oversight of the Board. In this regard, the sub-advisers were responsible for implementing the investment strategy for each Fund. The sub-advisers may waive all or a portion of their fees.

During the period covered by this report, McDonnell acted as sub-adviser of the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF. Pursuant to Sub-Advisory Agreements between the Manager and McDonnell, McDonnell was responsible for the day-to-day management of these Funds, subject to the supervision of the Manager and the Board. In this regard, McDonnell was responsible for implementing the investment strategy for each Fund and for general administration, compliance and management services as may be agreed between the Manager and McDonnell from time to time. McDonnell may waive all or a portion of its fees.

The Funds have adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, a Fund is authorized to pay distribution fees to ALPS Distributors, Inc. (the "Distributor") and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of such Fund's average daily net assets. No such distribution or service fees are currently paid by any Fund and the Board has not currently approved any payments under the Plan. The Plans for Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF each lapsed as they were not renewed by the Board prior to their expiration. Please see Note 9—Subsequent Events, as shareholders of these Funds have approved a new Plan for their Funds.

The Bank of New York Mellon Corp. serves as the Administrator, Custodian, Fund Accounting and Transfer Agent for each Fund.

4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called "Creation Units." A Creation Unit consists of 50,000 Shares. Creation Units of the Funds are issued and redeemed in-kind or for cash and/or investment

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

securities. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and, for some funds, a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.

5. FAIR VALUE MEASUREMENT

GAAP defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under GAAP, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels as follows:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions and judgment in determining fair value, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2011 in valuing the Fund's assets and liabilities carried at fair value:

Valuation Inputs	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF
Level 1—Quoted Prices in Active Market
Common Stocks*	$3,371,260	$5,004,006	$11,171,580
Preferred Stocks*	27,894	—	—
Bank Deposits	119,932	92,220	686,959
Level 2—Other Significant Observable Inputs	—	—	—
Level 3—Significant Unobservable Inputs	—	—	—
Total	$3,519,086	$5,096,226	$11,858,539

* Please refer to the schedule of investments to view securities segregated by industry type.

	Grail McDonnell Intermediate Municipal Bond ETF			Grail McDonnell Core Taxable Bond ETF
Valuation Inputs	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total
U.S. Government Agency Obligations	$—	$—	$—	$—	$2,138,642	$2,138,642
Corporate Bonds*	—	—	—	—	1,114,571	1,114,571
U.S. Government Obligations	—			—	1,151,943	1,151,943

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

	Grail McDonnell Intermediate Municipal Bond ETF			Grail McDonnell Core Taxable Bond ETF
Valuation Inputs	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total
Asset-Backed Securities	$—	$—	$—	$—	$197,820	$197,820
Exchange Traded Funds	—	—	—	150,630	—	150,630
Municipal Bonds**	—	4,935,455	4,935,455	—	51,724	51,724
Bank Deposits	101,924	—	101,924	306,597	—	306,597
Total	$101,924	$4,935,455	$5,037,379	$457,227	$4,654,700	$5,111,927

* Please refer to the schedule of investments to view securities segregated by industry type.

** Please refer to the schedule of investments to view securities segregated by state.

There were no transfers between Level 1 and Level 2 securities during the period.

6. INVESTMENT TRANSACTIONS

For the period ended April 30, 2011 the aggregate purchases and sales of investments (excluding short-term investments, swaps, and futures contracts) were:

Fund	Purchases	Sales
Grail American Beacon Large Cap Value ETF	$749,417	$771,446
RP Growth ETF	2,244,243	1,962,122
RP Focused Large Cap Growth ETF	1,761,199	1,873,767
Grail McDonnell Intermediate Municipal Bond ETF	2,693,441	214,141
Grail McDonnell Core Taxable Bond ETF	2,831,579	524,938

For the period ended April 30, 2011, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Grail American Beacon Large Cap Value ETF	$2,138,614	$479,843
RP Growth ETF	—	—
RP Focused Large Cap Growth ETF	1,992,060	346,601
Grail McDonnell Intermediate Municipal Bond ETF	—	—
Grail McDonnell Core Taxable Bond ETF	—	—

7. FEDERAL INCOME TAX

Each Fund intends to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their taxable income and net capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

At April 30, 2011, the cost of investments and aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Grail American Beacon Large Cap Value ETF	$3,266,532	$281,441	$(28,887)	$252,554
RP Growth ETF	4,091,263	1,018,685	(13,722)	1,004,963
RP Focused Large Cap Growth ETF	10,279,126	1,662,675	(83,262)	1,579,413
Grail McDonnell Intermediate Municipal Bond ETF	4,971,237	71,841	(5,699)	66,142
Grail McDonnell Core Taxable Bond ETF	5,028,134	85,968	(2,175)	83,793

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns since inception remain subject to examination by the Internal Revenue Service.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales held at April 30, 2011.

At October 31, 2010, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains and (Losses)	Net Unrealized Appreciation	Total Accumulated Earnings
Grail American Beacon Large Cap Value ETF	$130,024	$15,290	$144,389	$289,703
RP Growth ETF	—	(7,659)	559,009	551,350
RP Focused Large Cap Growth ETF	—	(22,401)	758,370	735,969
Grail McDonnell Intermediate Municipal Bond ETF	29,389	—	75,892	105,281
Grail McDonnell Core Taxable Bond ETF	33,435	—	112,670	146,105

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

At October 31, 2010, the Funds listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
2018	$—	$7,659	$22,401	$—	$—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At October 31, 2010, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Grail American Beacon Large Cap Value ETF	$—	$(126,358)	$126,358
RP Growth ETF	10,500	2,637	(13,137)
RP Focused Large Cap Growth ETF	12,718	—	(12,718)
Grail McDonnell Intermediate Municipal Bond ETF	6,114	—	(6,114)
Grail McDonnell Core Taxable Bond ETF	6,114	—	(6,114)

8. RISK

Foreign Investing Risk—Foreign investing, including investments in ADRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) less availability of information for an investment sub-adviser to determine a company's financial condition.

Industry Concentration Risk—Certain Funds may focus their investments in a particular industry or group of industries. Securities of companies in the same industry

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

or group of industries may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments in multiple companies in a particular industry increase the Fund's exposure to risks of the particular industry and may increase the Fund's volatility.

Non-Diversification Risk—The RP Focused Large Cap Growth ETF is non-diversified, which means that it may hold a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund's NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the Fund's value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Recent Market Events Risk—Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

9. SUBSEQUENT EVENTS

At special Meetings of Shareholders held on May 20, 2011, shareholders of each Fund approved various proposals, including a new Investment Management Services Agreement (each, a "New IMSA") between the Trust, on behalf of each Fund, and Columbia. Shareholders of the Trust also approved new individuals to serve as Trustees of the Trust and, among other matters, shareholders of the Grail McDonnell Core Taxable Bond ETF and Grail McDonnell Intermediate Municipal Bond ETF each approved a new distribution and service plan, which was substantially the same as the plan that had previously lapsed.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the "Acquisition") of Grail. With the Acquisition completed and shareholders of each ETF having approved a New IMSA, Columbia became the new investment manager of each Fund, effective as of the close of business on May 20, 2011. Grail no longer provides portfolio management services to the Funds and the sub-advisers previously mentioned no longer provide sub-advisory services to the Funds. Effective as of the same date, Columbia's relationship as sub-adviser to Columbia Concentrated Large Cap Value Strategy Fund (formerly Grail American Beacon Large Cap Value ETF) was terminated, pursuant to the terms of the Interim Agreement. Columbia agreed to continue the contractual fee waiver/expense reimbursement arrangements through May 20, 2012. Please see Note 3—Advisory Fees, Servicing Fees and Other Transactions, for the applicable expense limitations. The recoupment arrangement described in Note 3 was also extended through May 20, 2012, with balances as of the Acquisition Date now recoverable by Columbia.

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

In addition, on May 20, 2011, the name of the Trust was changed to Columbia ETF Trust. Also, the Fund names have changed to the following: Columbia Growth Equity Strategy Fund (formerly RP Growth ETF), Columbia Large-Cap Growth Equity Strategy Fund (formerly RP Focused Large Cap Growth ETF), Columbia Intermediate Municipal Bond Strategy Fund (formerly Grail McDonnell Intermediate Municipal Bond ETF) and Columbia Core Bond Strategy Fund (formerly Grail McDonnell Taxable Bond ETF). Upon the expiration of the sub-advisory agreements for the Grail American Beacon Large Cap Value ETF on April 30, 2011 and commencement of the Interim Agreement described in Note 3, that Fund was renamed Columbia Concentrated Large Cap Value Strategy Fund.

Pursuant to each New IMSA, each Fund pays Columbia a management fee for the services it provides. The management fee is equal to a percentage of each Fund's average daily net assets that declines as the Fund's net assets increase:

Fund	Fee Range
Columbia Concentrated Large Cap Value Strategy Fund	0.77	% to 0.58%
Columbia Growth Equity Strategy Fund	0.77	% to 0.58%
Columbia Large-Cap Growth Equity Strategy Fund	0.77	% to 0.58%
Columbia Intermediate Municipal Bond Strategy Fund	0.48	% to 0.29%
Columbia Core Bond Strategy Fund	0.50	% to 0.34%

Currently, each Fund's management fee is at the highest rate shown above, as each Fund's assets have not reached applicable breakpoints.

On April 30, 2011, the Funds had amounts due from Grail under its fee waiver and expense reimbursement agreements with the Funds, as shown in the Statements of Assets and Liabilities. These amounts were paid and received by the Funds in connection with the Acquisition.

Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that, except as set forth above, there are no material events that would require adjustment of the financial statements or additional disclosure through this date.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company/RiverSource mutual funds (many of which have been re-branded to Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court ("Supreme Court"), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation ("AEFC", which is now known as Ameriprise Financial, Inc. ("Ameriprise Financial")), entered into settlement agreements with the Securities and Exchange Commission ("SEC") and Minnesota Department of Commerce ("MDOC") related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Boards of Directors/Trustees of the Columbia RiverSource mutual funds.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2011 (unaudited)

the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

SHAREHOLDER MEETING RESULTS (unaudited)

At a Joint Special Meeting of Shareholders held on May 20, 2011, shareholders of Grail Advisors ETF Trust (the "Trust") considered the proposals described below.

Proposal 1: Shareholders of each series of the Trust approved the proposed Investment Management Services Agreement between the Trust, with respect to each of its series, and Columbia Management Investment Advisers, LLC, as follows:

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
Columbia Concentrated Large Cap Value Strategy Fund (formerly, Grail American Beacon Large Cap Value ETF)	57,377	413	250	11,276
RP Growth ETF	117,957	100	0	16,766
RP Focused Large Cap Growth ETF	206,695	7,038	2,950	98,306
Grail McDonnell Intermediate Municipal Bond ETF	68,086	400	0	10,184
Grail McDonnell Core Taxable Bond ETF	67,648	161	0	10,010

Proposal 2: Shareholders of the Trust elected each of the nominees for trustees to the Board of Trustees of the Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
Kathleen Blatz	659,966	15,651	0
Pamela G. Carlton	659,966	15,651	0
Patricia M. Flynn	659,966	15,651	0
Stephen R. Lewis, Jr.	659,966	15,651	0
John F. Maher	659,966	15,651	0
Catherine James Paglia	659,966	15,651	0
Leroy C. Richie	659,966	15,651	0
Alison Taunton-Rigby	659,966	15,651	0
William F. Truscott	659,966	15,651	0

Proposal 3: Shareholders of Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF approved the proposed Rule 12b-1 Distribution and Service Plan, as follows:

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
Grail McDonnell Intermediate Municipal Bond ETF	58,236	4,900	5,350	10,184
Grail McDonnell Core Taxable Bond ETF	56,547	6,312	4,950	10,010

SHAREHOLDER MEETING RESULTS (unaudited) (continued)

Proposal 4: Shareholders of RP Growth ETF, RP Focused Large Cap Growth ETF, Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF approved a "manager of managers" structure, whereby the applicable Fund and its investment adviser may enter into and materially amend subadvisory agreements in the future, with the approval of the Trust's Board of Trustees, but without obtaining additional shareholder approval, as follows:

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
RP Growth ETF	106,965	11,092	0	16,766
RP Focused Large Cap Growth ETF	179,891	33,842	2,950	98,306
Grail McDonnell Intermediate Municipal Bond ETF	63,186	5,300	0	10,184
Grail McDonnell Core Taxable Bond ETF	61,497	6,312	0	10,010

Proposal 5: Shareholders of each series of the Trust approved the proposed changes to the applicable Fund's fundamental investment limitation on concentration, as follows:

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
Columbia Concentrated Large Cap Value Strategy Fund (formerly, Grail American Beacon Large Cap Value ETF)	57,377	663	0	11,276
RP Growth ETF	117,957	100	0	16,766
RP Focused Large Cap Growth ETF	206,695	7,038	2,950	98,306
Grail McDonnell Intermediate Municipal Bond ETF	63,186	5,300	0	10,184
Grail McDonnell Core Taxable Bond ETF	61,497	6,312	0	10,010

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Grail American Beacon Large Cap Value ETF
RP Growth ETF
RP Focused Large Cap Growth ETF
Grail McDonnell Intermediate Municipal Bond ETF
Grail McDonnell Core Taxable Bond ETF
(each, an "ETF")

At an in-person meeting held on April 4, 2011, the Board ("Board") of Trustees of Grail Advisors ETF Trust (the "Trust"), including those Trustees who are neither "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust ("Independent Trustees") nor parties to the Agreements (as defined below) or interested persons of such parties, unanimously approved (i) a new Investment Management Services Agreement with Columbia Management Investment Advisers, LLC ("Columbia") for each ETF (the "New Management Agreement"), which would take effect if also approved by shareholders of an ETF; (ii) an Interim Investment Management Services Agreement with Columbia for each ETF (the "Interim Agreement"), which would take effect, if necessary, upon a change of control of Grail Advisors, LLC ("Grail"), each ETF's then-current manager, prior to shareholder approval of a New Management Agreement for an ETF; (iii) an Interim Investment Sub-Advisory Agreement between Grail and Columbia for the Grail American Beacon Large Cap Value ETF (the "Large Cap Value ETF")(the "Interim Subadvisory Agreement" and, together with the Interim Agreements, the "Interim Management Agreements"); and (iv) the continuation, for a one-year term, of the existing Management Agreement with Grail for the Large Cap Value ETF (the "Management Agreement" and, together with the New Management Agreement and the Interim Management Agreements, the "Agreements").

The Board of Trustees of the Trust met with representatives of Columbia and Ameriprise Financial, Inc. ("Ameriprise"), the parent of Columbia, at a meeting held on March 14, 2011. After receiving and reviewing extensive information provided by Columbia and a proposal to approve the New Management Agreement and Interim Management Agreements for each relevant ETF, and meeting with Columbia and Ameriprise representatives again on April 4, 2011, the Board, including the Independent Trustees, unanimously approved the New Management Agreements as well as the Interim Management Agreements with Columbia. After receiving information from Grail and a proposal to continue the Management Agreement for the Large Cap Value ETF, the Board, including the Independent Trustees, unanimously approved the continuation of the Management Agreement. In connection with its deliberations, the Board, among other things, received information in advance of and during the meeting from Columbia and Grail regarding the factors set forth below, and interviewed representatives of Columbia and Grail during the meeting to discuss the Agreements. The Trustees also received materials discussing the legal standards applicable to their consideration of the Agreements. The Independent Trustees met in executive session during the meeting to review and discuss the information provided.

NEW MANAGEMENT AGREEMENT AND INTERIM AGREEMENTS

In approving the New Management and Interim Management Agreements, the Independent Trustees considered the overall fairness of the Agreements and whether they were in the best interests of each ETF and reviewed and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services expected to be provided to the ETFs, including that Columbia would directly be responsible under the New Management Agreement for the management and advisory services currently provided by both Grail and the different sub-advisers under the existing agreements; (2) Columbia's personnel and operations, including information about the lead portfolio managers proposed to manage each ETF; (3) the financial resources of Columbia, including Columbia's distribution capabilities; (4) the performance of funds similarly-managed by the lead portfolio managers proposed to manage each ETF; (5) the level and method of computing each ETF's proposed management fee, and Columbia's methodology for determining the proposed fee structure and its rationale for increasing fees, including comparisons to fees charged by Columbia to its other accounts in the same investment category, and fees charged by other managers to other funds in the same investment category; (6) the costs of the services to be provided and anticipated profits to be realized by Columbia from its relationship with each ETF, including that Columbia expected that each ETF would be unprofitable to it initially since Columbia has agreed to continue existing expense limitations into 2012; (7) the anticipated effect of growth and size on the ETF's expenses, recognizing that the proposed fees contained breakpoints resulting in fee decreases at higher asset levels (although the Board recognized that current asset levels would not reach the proposed breakpoints for any ETF); (8) the terms of the New Management Agreement compared to the current Management Agreement, including that Columbia would be subject to a negligence standard and was thus subjecting itself to greater potential exposure than current arrangements; (9) the expected benefits to shareholders of integrating the ETFs into the Columbia Family of Funds by applying generally consistent fee rates to investment companies that are in the same investment category; (10) that the proposed investment management fee rates were designed to be competitive and to fairly compensate Columbia for bona fide services performed with respect to each ETF; (11) alternatives to the New Management Agreement, which likely would require liquidating the ETFs; and (12) any "fall-out" benefits to be realized by Columbia and its affiliates (i.e., any direct or indirect benefits to be derived by Columbia and its affiliates realized from the relationship with the ETFs).

In examining the nature and quality of the services to be provided by Columbia to the ETFs, the Independent Trustees recognized that Columbia had not previously provided services to the ETFs or other exchange-traded funds and accordingly, primarily reviewed the services expected to be provided under the relevant Agreement and the proposed fee rates and considered Columbia's significant experience in managing mutual funds.

In considering the New Management Agreement and the Interim Agreements for each ETF, the Independent Trustees did not identify any single factor or information as all-important, and each Trustee may have attributed different weight to each factor. While the relevant Agreement for each ETF was considered at the Meeting, the Board considered each ETF separately. The Board, including the Independent Trustees, determined that the proposed management fee structure was fair and reasonable and that approval of each of the New Management and Interim Agreements was in the best interests of each ETF and its shareholders. Some of the primary factors relevant to the Board's decision included the following:

Nature, Quality and Extent of Services. The Board reviewed the nature, quality and extent of the overall services expected to be provided by Columbia to each ETF. In this connection, the Board considered the responsibilities of Columbia to each ETF. The Board considered that, going forward, Columbia would become responsible for overseeing the Trust's business and operations, including oversight of the Trust's service providers, including the Trust's administrator, transfer agent and custodian, and would be responsible for the daily oversight of the ETFs' administrative requirements. The Board considered that Columbia would be directly responsible for making investment decisions on behalf of each ETF, and considered Columbia's experience in serving as an investment manager for other funds, including those in similar investment categories to the relevant ETFs. The Board also considered Columbia's operational capabilities and financial condition. In addition, the Board reviewed information regarding Columbia's investment process, the background of the personnel who would provide services to the relevant ETFs, including those anticipated to serve as lead portfolio managers, and the general method of compensation for the portfolio managers.

Based on their review and other considerations, the Board determined, in the exercise of its business judgment, that it was satisfied with the nature and quality of the services expected to be provided under the applicable New Management and Interim Agreements.

Performance. The Board noted that Columbia had not previously managed the ETFs, so past performance information for the ETFs would not be useful in assessing Columbia's record. With respect to each ETF, the Board considered the investment performance achieved by the proposed lead portfolio managers for mutual funds with similar investment strategies to those of the ETFs. In this connection, the Board noted the favorable performance of these accounts as compared to relevant benchmarks. Based on its review, the Board determined, in its business judgment, that engaging Columbia could benefit each ETF and its shareholders.

Comparative Fees and Expenses. In considering the proposed management fees, the Board noted that the proposed fees would increase from current fee rates. The Board observed, however, that Columbia was proposing to maintain current expense limitations at current levels into 2012, resulting in no increase in expenses to shareholders through the expiration of the expense limitations. The Board reviewed and considered the management fees in light of the nature, quality and extent of the services expected to be provided by Columbia. The Board also noted that the level of service fees reflected a rational pricing model applied consistently across the mutual funds managed by Columbia. With respect to the proposed new management fees, the Board considered the proposed fee structures compared to data compiled by an independent party showing a graphical comparison of an ETF's category median management fees at various levels to the proposed management fee structures for the ETFs, and the Board noted that the proposed fee structures were in line with or lower than the Morningstar category median information at nearly every data point. The Board noted that actively-managed ETFs, such as the ETFs, were relatively unique, but considered that the management services to be provided by Columbia were similar to the same types of services it and other managers provide to mutual funds and reviewed management fees in this context. The Board also observed that Columbia would be subject to a negligence standard and was thus subjecting itself to greater potential exposure and assuming responsibility for negligent behavior. The Board also reviewed information showing fees charged by Columbia to its institutional accounts, and noted that although fees charged to these accounts were generally lower than those proposed for the ETFs, fewer services were provided to these accounts than would be expected to be provided to the ETFs such that the comparison was less relevant than other information provided. The Board also noted that Columbia's proposed fees included breakpoints, such that if assets increase, the ETFs would share in potential economies of scale. However, the Board recognized that breakpoints would not be achieved at current asset levels, and there was no assurance that asset levels would increase to achieve the benefits of any breakpoints in the fee schedules.

The Board also considered each ETF's anticipated expense ratio and noted that, if the New Management Agreement is approved, Columbia had agreed to waive all or a portion of its management fee and make payments so that each ETF's expense ratio (excluding certain enumerated expenses) did not exceed a certain level into 2012. The Board noted that, in light of the expense limitations that would be continued by Columbia, the total expenses of the ETFs would not increase until the expiration of the expense limitations in 2012.

Based on these and other considerations, the Board, in the exercise of its business judgment, determined that the fees and expenses of each ETF under the applicable Agreements would be fair and reasonable. The Board also determined, in the exercise of its business judgment, that the management fees would be provided for bona fide advisory or other services.

Costs and Profitability. The Board then considered the estimated profits to be realized by Columbia in connection with providing services to the ETFs, noting that Columbia expected that its relationship with each ETF would be unprofitable to

Columbia for the first year due to the expense limitations, even with the increase in management fees. The Board noted that because Columbia had not yet provided services to the ETFs, it was difficult to estimate how profitable an ETF would be to Columbia. The Board also noted Columbia's commitment to the success of the ETFs and its undertaking to make payments or waive all or a portion of its management fee so that each ETF's expense ratio (excluding certain enumerated expenses) did not exceed a certain level into 2012. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage each ETF and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses Columbia would agree to pay in accordance with the relevant Agreements. Under the totality of the circumstances, the Board concluded in the exercise of its business judgment that the estimated profits to be realized by Columbia with respect to each ETF would not be excessive in view of the nature, extent and quality of the services to be provided.

Other Benefits. The Board also considered the extent to which Columbia and its affiliates might derive ancillary benefits from ETF operations. For example, Columbia may engage in soft dollar transactions. In this connection, the Board received information regarding Columbia's procedures for executing portfolio transactions for the ETFs and its policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers, recognizing that brokerage executions for the ETFs, given the ETFs' in-kind creation and redemption processes, may not be significant. The Board also considered other potential benefits to Columbia, including that, in the future, if the ETFs are sold through financial intermediary affiliates of Columbia, the affiliate could receive certain benefits. Based on these and other considerations, the Board determined that other benefits were not a material factor to consider in approving the applicable Agreements.

Economies of Scale. The Board also considered whether economies of scale would be realized by each ETF as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed management fees for each ETF would include breakpoints, which was not the case under the current Management Agreement. The Board discussed with Columbia the proposed breakpoints, and assessed the levels at which the fee would decrease in the future, noting that each ETF was not currently at a level to achieve the first breakpoint. Based on the opportunity to share in potential economies of scale in the future, and the levels at which the breakpoints may be available in the future, the Board generally concluded that Columbia proposed an appropriate sharing of economies of scale, if any.

Alternatives. The Board considered various alternatives to the Agreements with Columbia, including liquidating the ETFs. Based on discussions with Grail, including the need for it to consummate a transaction in order to enable it to continue its operations, including paying its current and future obligations under its fee waiver and expense reimbursements agreement, the Board concluded that liquidation of the ETFs would likely be the only alternative to engaging Columbia. Since engaging Columbia would afford shareholders the numerous benefits described above, and liquidation could result in unfavorable tax consequences for some shareholders of the ETFs, depending on when they purchased shares and, if a sale of all of the equity of Grail was not completed, Grail might not be able to satisfy its expense reimbursement obligations to the ETFs resulting in losses for shareholders, the Board determined not to liquidate any ETFs but instead to engage Columbia under the relevant Agreements.

MANAGEMENT AGREEMENT

The Independent Trustees also reviewed and considered the continuation of the current Management Agreement with Grail for the Large Cap Value ETF, noting that Grail did not expect that it would provide services for the full proposed renewal term, in light of the anticipated transaction with Columbia. They noted that the continuation of the current Management Agreement was necessary in order to provide for continuity of management for the Large Cap Value ETF, since the current Management Agreement would expire on April 30, 2011 if it was not renewed, and noted that liquidation of the Large Cap Value ETF, in light of Grail's outstanding obligations due to the ETF, if not paid, could cause potential harm to shareholders. The Independent Trustees noted that Grail had agreed to waive the notice period for termination of the Management Agreement, and noted that if the transaction with Columbia was not consummated, they could liquidate the Large Cap Value ETF and terminate Grail at that time.

In approving the continuation of the current Management Agreement for the Large Cap Growth ETF, the Independent Trustees reviewed and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services provided to the ETF; (2) Grail's personnel and operations; (3) Grail's financial condition, noting that while there were potential options for the satisfaction of Grail's obligations, Grail was confident the obligations would be satisfied if the Management Agreement was continued for a short time; (4) the level and method of computing each ETF's advisory fee, which was the same as had been initially approved at the launch of the ETF; (5) that the Management Agreement would continue to be unprofitable to Grail; and (6) "fall-out" benefits to Grail and its affiliates (i.e., ancillary benefits that may be realized from the relationship with the ETF). The Independent Trustees recognized that Grail would continue to provide management services under the Management Agreement but that investment subadvisory services would be provided by the existing subadvisers only through April 30, 2011, at which time Columbia would begin providing such services to the Large Cap Value ETF. The Independent Trustees also noted that if the transaction between Grail and Columbia closed, the Management Agreement would terminate pursuant to its terms.

SUPPLEMENTAL INFORMATION

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (800) 774-3768. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

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Investment Adviser

Columbia Management Investment Advisers, LLC
225 Federal Street
Boston, MA 02110

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Custodian

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Transfer Agent

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, experience of its management, marketability of shares, and other information.

Columbia ETF Trust
(formerly, Grail Advisors ETF Trust)
225 Franklin Street
Boston, MA 02110

columbiamanagementetf.com

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus, which contains this and other important information about the ETFs, visit columbiamanagementetf.com. Read the prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-2002 A (06/11)

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1.

(b) Not applicable for the semi-annual reporting period.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Columbia ETF Trust

By:	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:	Columbia ETF Trust

By:	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President

Date:	June 28, 2011

By:	/s/ Michael G. Clarke

Michael G. Clarke, Chief Financial Officer

Date:	June 28, 2011